Securities and Exchange Commission
                    Washington, D.C.  20549
                          FORM 24F-2
               Annual Notice of Securities Sold
                    Pursuant to Rule 24f-2


1.   Name and address of issuer:


          Prudential Securities Incorporated
          One Seaport Plaza
          New York, NY  10292

2. Name of each series or class of funds for which this notice is filed:


          National Equity Trust Low Five Portfolio Series 215


3.   Investment Company Act File Number:


          811-5046


     Securities Act File Number:


          333-94585


4(a).   Last day of fiscal year for which this notice is filed:


          February 23, 2001

4(b). Check box if this notice is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).

                                                         [    ]


        Note: if the Form is being filed more than 90 days after the end of the issuer's fiscal year, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form.

                                                                 [   ]

5.      Calculation of registration fee:

   (i). Aggregate sale price of secur-
        ities sold during the fiscal year
        pursuant to section 24(f):                  $8,882,148.53



  (ii). Aggregate price of securities
        redeemed or repurchased
        during the fiscal year:                     $2,333,408.75



 (iii). Aggregate price of securities
        redeemed or repurchased during
        any prior fiscal year ending no
        earlier than October 11, 1995
        that were not previously used to
        reduce registration fees payable
        to the Commission:                              $    0


  (iv). Total available redemption credits
        [add Items 5(ii) and 5(iii)]:                 $2,333,408.75


   (v). Net sales -- if Item 5(i) is
        greater than Item 5(iv)
        [subtract Item 5(iv) from Item 5(i)]:         $6,548,739.78


  (vi). Redemption credits available for
        use in future years if Item 5(i) is
        less than Item 5(iv) [subtract Item
        5(iv) from Item 5(i)]:                           $    0


 (vii). Multiplier for determining registration
        fee (See Instruction C.8):                    x .00025


(viii). Registration fee due [multiply Item
        5(v) by Item 5(vii)] (enter "0" if
        no fee is due):                          =       $1,637.18




6.       N/A


7.  Interest due -- if this Form is being
    filed more than 90 days after the end
    of the issuer's fiscal year
    (see instruction D):                               +$    0



8.  Total of the amount of the registration
    fee due plus any interest due [line 5(viii)
    plus line 7]:                                         $1,637.18


9. Date of registration fee and any interest payment was sent to the Commission's lockbox depository: April 12, 2001



    Method of Delivery:
                    [ X ]   Wire Transfer

                    [   ]   Mail or other means

                                SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

                                          By:   Kenneth Swankie
                                                Kenneth Swankie
                                                Senior Vice President

Date:  April 12, 2001